Calvert

Bond Fund

December 31, 2019

Schedule of Investments (Unaudited)

Asset-Backed Securities — 18.8%

Security	Principal Amount (000’s omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$1,643	$1,706,032
American Homes 4 Rent Trust, Series 2014-SFR2, Class A, 3.786%, 10/17/36(1)	4,015	4,195,676
Avant Loans Funding Trust:
Series 2018-A, Class B, 3.95%, 12/15/22(1)	5,579	5,594,917
Series 2019-A, Class A, 3.48%, 7/15/22(1)	1,127	1,130,804
Series 2019-B, Class A, 2.72%, 10/15/26(1)	5,244	5,249,792
Avis Budget Rental Car Funding AESOP, LLC:
Series 2014-2A, Class A, 2.50%, 2/20/21(1)	8,914	8,914,458
Series 2015-1A, Class A, 2.50%, 7/20/21(1)	4,030	4,035,021
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	4,241	4,353,404
Conn’s Receivables Funding, LLC:
Series 2018-A, Class A, 3.25%, 1/15/23(1)	375	376,315
Series 2019-A, Class A, 3.40%, 10/16/23(1)	1,107	1,115,413
Series 2019-B, Class A, 2.66%, 6/17/24(1)	10,794	10,812,916
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P3, Class A, 3.82%, 1/15/26(1)	2,462	2,485,556
Series 2019-P1, Class A, 2.94%, 7/15/26(1)	1,370	1,377,285
Series 2019-P2, Class A, 2.47%, 10/15/26(1)	6,848	6,852,139
Credit Acceptance Auto Loan Trust:
Series 2017-1A, Class A, 2.56%, 10/15/25(1)	29	29,431
Series 2017-1A, Class B, 3.04%, 12/15/25(1)	8,210	8,225,399
Series 2017-2A, Class A, 2.55%, 2/17/26(1)	10,577	10,589,637
Series 2017-3A, Class A, 2.65%, 6/15/26(1)	1,360	1,362,681
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	676	692,787
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 6/25/40(1)	793	792,754
Driven Brands Funding, LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45(1)	3,379	3,458,034
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	4,062	4,220,095
Element Rail Leasing I, LLC:
Series 2014-1A, Class A1, 2.299%, 4/19/44(1)	175	175,137
Series 2014-1A, Class B1, 4.406%, 4/19/44(1)	2,200	2,201,128
Enterprise Fleet Financing, LLC:
Series 2017-1, Class A2, 2.13%, 7/20/22(1)	814	813,834
Series 2017-3, Class A2, 2.13%, 5/22/23(1)	9,100	9,098,210
ExteNet, LLC, Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	4,625	4,650,536
FOCUS Brands Funding, LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47(1)	5,767	5,796,040
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	1,214	1,276,976
Hardee’s Funding, LLC, Series 2018-1A, Class A2I, 4.25%, 6/20/48(1)	3,308	3,331,447
Hertz Fleet Lease Funding, L.P., Series 2017-1, Class A2, 2.13%, 4/10/31(1)	2,377	2,385,579
Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	3,295	3,323,403

Security	Principal Amount (000’s omitted)	Value
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	$3,954	$4,121,961
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	13,360	13,295,896
Series 2019-2A, Class C, 4.35%, 9/20/40(1)	1,495	1,496,180
Mosaic Solar Loans, LLC, Series 2017-1A, Class A, 4.45%, 6/20/42(1)	232	241,138
OneMain Financial Issuance Trust, Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	5,897	5,897,338
Oportun Funding IX, LLC, Series 2018-B, Class A, 3.91%, 7/8/24(1)	12,777	12,950,507
Oportun Funding VI, LLC, Series 2017-A, Class A, 3.23%, 6/8/23(1)	3,155	3,155,675
Oportun Funding VIII, LLC:
Series 2018-A, Class A, 3.61%, 3/8/24(1)	9,016	9,096,998
Series 2018-A, Class B, 4.45%, 3/8/24(1)	8,135	8,233,794
OSCAR US Funding X LLC, Series 2019-1A, Class A2, 3.10%, 4/11/22(1)	3,380	3,396,503
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	8,201	8,358,837
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	3,165	3,123,868
Prosper Marketplace Issuance Trust:
Series 2018-1A, Class B, 3.90%, 6/17/24(1)	350	350,723
Series 2018-2A, Class A, 3.35%, 10/15/24(1)	2,578	2,583,468
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25(1)	402	402,836
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49(1)	3,300	3,438,012
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	13,339	13,426,117
Small Business Lending Trust, Series 2019-A, Class A, 2.85%, 7/15/26(1)	3,433	3,433,571
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	2,226	2,308,361
SolarCity LMC Series III, LLC:
Series 2014-2, Class A, 4.02%, 7/20/44(1)	12,460	12,543,037
Series 2014-2, Class B, 5.44%, 7/20/44(1)	5,594	5,596,691
SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.20%, 5/27/36(1)	6,875	6,902,399
Springleaf Funding Trust, Series 2016-AA, Class A, 2.90%, 11/15/29(1)	4,805	4,806,914
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28(1)	455	464,637
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	16,417	17,196,542
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	2,085	2,083,559
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	2,950	2,937,108
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	3,801	3,790,153
Tesla Auto Lease Trust:
Series 2018-B, Class A, 3.71%, 8/20/21(1)	6,731	6,819,181
Series 2018-B, Class C, 4.36%, 10/20/21(1)	3,075	3,157,618
Series 2019-A, Class A1, 2.005%, 12/18/20(1)	4,763	4,764,097
Series 2019-A, Class A3, 2.16%, 10/20/22(1)	11,160	11,145,048
Series 2019-A, Class A4, 2.20%, 11/21/22(1)	2,355	2,352,724
Toyota Auto Receivables Owner Trust, Series 2016-B, Class A4, 1.52%, 8/16/21	4,389	4,386,585
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	5,100	5,223,904
Vantage Data Centers Issuer, LLC:
Series 2018-1A, Class A2, 4.072%, 2/16/43(1)	5,137	5,298,779
Series 2018-2A, Class A2, 4.196%, 11/16/43(1)	2,176	2,245,334
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	5,970	6,011,038
VB-S1 Issuer, LLC, Series 2016-1A, Class C, 3.065%, 6/15/46(1)	4,025	4,050,469

Total Asset-Backed Securities (identified cost $329,008,371)		$331,710,436

Collateralized Mortgage-Backed Obligations — 12.3%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	$19,890	$19,822,973
Series KW06, Class A2, 3.80%, 6/25/28	5,335	5,801,444
Series W5FX, Class AFX, 3.214%, 4/25/28	1,896	1,989,567
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQA2, Class M2, 4.592%, (1 mo. USD LIBOR + 2.80%), 5/25/28(2)	630	635,594
Series 2016-HQA1, Class M2, 4.542%, (1 mo. USD LIBOR + 2.75%), 9/25/28(2)	501	503,853
Series 2017-DNA3, Class M2, 4.292%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	7,670	7,856,415
Series 2017-HQA2, Class M2, 4.442%, (1 mo. USD LIBOR + 2.65%), 12/25/29(2)	1,565	1,604,294
Series 2018-DNA1, Class M1, 2.242%, (1 mo. USD LIBOR + 0.45%), 7/25/30(2)	983	983,977
Series 2018-DNA1, Class M2, 3.592%, (1 mo. USD LIBOR + 1.80%), 7/25/30(2)	2,055	2,060,861
Series 2018-DNA1, Class M2AT, 2.842%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	5,150	5,144,562
Series 2019-DNA3, Class M1, 2.522%, (1 mo. USD LIBOR + 0.73%), 7/25/49(1)(2)	1,211	1,212,681
Series 2019-DNA3, Class M2, 3.842%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	7,845	7,888,608
Series 2019-DNA4, Class M1, 2.492%, (1 mo. USD LIBOR + 0.70%), 10/25/49(1)(2)	2,885	2,886,852
Series 2019-HQA2, Class M1, 2.492%, (1 mo. USD LIBOR + 0.70%), 4/25/49(1)(2)	913	914,372
Series 2019-HQA2, Class M2, 3.842%, (1 mo. USD LIBOR + 2.05%), 4/25/49(1)(2)	3,565	3,582,041
Series 2019-HQA3, Class M1, 2.542%, (1 mo. USD LIBOR + 0.75%), 9/25/49(1)(2)	1,005	1,006,428
Series 2019-HQA3, Class M2, 3.642%, (1 mo. USD LIBOR + 1.85%), 9/25/49(1)(2)	865	865,736
Federal National Mortgage Association:
Series 2017-M2, Class A1, 2.894%, 2/25/27(3)	1,119	1,134,381
Series 2017-M13, Class A2, 3.037%, 9/25/27(3)	5,500	5,716,448
Series 2018-M4, Class A2, 3.045%, 3/25/28(3)	8,448	8,851,230
Series 2018-M8, Class A2, 3.325%, 6/25/28(3)	4,628	4,930,121
Series 2018-M13, Class A2, 3.697%, 9/25/30(3)	17,300	18,985,902
Series 2019-M1, Class A2, 3.555%, 9/25/28(3)	11,860	12,845,688
Series 2019-M9, Class A2, 2.937%, 4/25/29(3)	3,713	3,846,143
Series 2019-M22, Class A2, 2.522%, 8/25/29(3)	43,030	43,204,788
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 7.042%, (1 mo. USD LIBOR + 5.25%), 10/25/23(2)	3,977	4,389,080
Series 2014-C02, Class 1M2, 4.392%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	4,602	4,813,656
Series 2014-C02, Class 2M2, 4.392%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	1,718	1,785,214
Series 2014-C03, Class 1M2, 4.792%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	6,234	6,567,940
Series 2014-C03, Class 2M2, 4.692%, (1 mo. USD LIBOR + 2.90%), 7/25/24(2)	2,670	2,788,178
Series 2014-C04, Class 1M2, 6.692%, (1 mo. USD LIBOR + 4.90%), 11/25/24(2)	11,714	12,895,444
Series 2016-C06, Class 1M2, 6.042%, (1 mo. USD LIBOR + 4.25%), 4/25/29(2)	1,600	1,717,498
Series 2017-C04, Class 2M1, 2.642%, (1 mo. USD LIBOR + 0.85%), 11/25/29(2)	1,922	1,924,564
Series 2017-C06, Class 1M2, 4.442%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	2,520	2,584,476
Series 2018-C03, Class 1M1, 2.472%, (1 mo. USD LIBOR + 0.68%), 10/25/30(2)	469	469,397
Series 2018-R07, Class 1M2, 4.192%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(2)	1,634	1,650,419
Series 2019-R05, Class 1M1, 2.542%, (1 mo. USD LIBOR + 0.75%), 7/25/39(1)(2)	1,458	1,459,544
Series 2019-R05, Class 1M2, 3.792%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(2)	2,502	2,516,566
Series 2019-R06, Class 2M1, 2.542%, (1 mo. USD LIBOR + 0.75%), 9/25/39(1)(2)	6,032	6,040,484
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	1,956	2,009,815

Total Collateralized Mortgage-Backed Obligations (identified cost $214,608,146)		$217,887,234

Commercial Mortgage-Backed Securities — 3.7%

Security	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(3)	$9,685	$9,627,607
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(3)	4,805	4,089,376
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 2.66%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(2)	9,730	9,749,630
Series 2019-XL, Class B, 2.82%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(2)	3,810	3,819,412
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	1,750	1,739,052
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)	385	363,216
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 2.44%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(2)	4,100	4,093,526
Series 2019-BPR, Class A, 3.14%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(2)	7,320	7,314,580
Motel 6 Trust:
Series 2017-MTL6, Class C, 3.14%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(2)	5,790	5,795,547
Series 2017-MTL6, Class D, 3.89%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(2)	907	909,413
RETL Trust:
Series 2019-RVP, Class A, 2.89%, (1 mo. USD LIBOR + 1.15%), 3/15/36(1)(2)	5,107	5,115,832
Series 2019-RVP, Class B, 3.29%, (1 mo. USD LIBOR + 1.55%), 3/15/36(1)(2)	8,685	8,705,367
WFLD Mortgage Trust:
Series 2014-MONT, Class B, 3.755%, 8/10/31(1)	1,000	1,022,851
Series 2014-MONT, Class C, 3.755%, 8/10/31(1)	2,700	2,738,394

Total Commercial Mortgage-Backed Securities (identified cost $65,072,158)		$65,083,803

Corporate Bonds — 40.0%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.6%
LG Chem, Ltd.:
3.25%, 10/15/24(1)	$6,400	$6,570,450
3.625%, 4/15/29(1)	3,325	3,433,427

		$10,003,877

Communications — 3.0%
AT&T, Inc.:
4.30%, 2/15/30	$5,457	$6,067,736
4.50%, 3/9/48	3,307	3,654,543
4.90%, 6/15/42	3,000	3,428,432
5.35%, 12/15/43	3,750	4,450,532
Comcast Corp.:
2.349%, (3 mo. USD LIBOR + 0.44%), 10/1/21(2)	4,400	4,422,791
4.70%, 10/15/48	3,180	3,919,713
CommScope Technologies, LLC, 6.00%, 6/15/25(1)	4,003	4,017,531
Crown Castle Towers, LLC, 3.663%, 5/15/45(1)	2,100	2,183,641
Discovery Communications, LLC, 5.20%, 9/20/47	7,540	8,778,052
NBCUniversal Media, LLC, 4.45%, 1/15/43	1,500	1,749,036
Twitter, Inc., 3.875%, 12/15/27(1)	2,386	2,390,724
Verizon Communications, Inc., 3.875%, 2/8/29	6,457	7,126,343

		$52,189,074

Security	Principal Amount (000’s omitted)	Value
Consumer, Cyclical — 3.3%
American Airlines Pass-Through Trust:
4.40%, 3/22/25	$5,725	$5,937,584
5.25%, 7/15/25	2,569	2,722,067
5.60%, 1/15/22(1)	235	238,996
5.625%, 7/15/22(1)	876	892,209
Azul Investments, LLP, 5.875%, 10/26/24(1)(4)	1,490	1,549,488
Best Buy Co., Inc., 4.45%, 10/1/28	3,196	3,506,110
Ford Motor Credit Co., LLC:
2.853%, (3 mo. USD LIBOR + 0.81%), 4/5/21(2)	1,460	1,453,550
2.881%, (3 mo. USD LIBOR + 0.88%), 10/12/21(2)	5,522	5,476,134
2.979%, 8/3/22	13,035	13,053,029
4.14%, 2/15/23	1,770	1,821,107
Latam Airlines Pass-Through Trust, 4.20%, 8/15/29	1,542	1,592,122
Nordstrom, Inc.:
4.375%, 4/1/30	4,096	4,179,733
5.00%, 1/15/44	5,689	5,572,338
Tapestry, Inc., 4.125%, 7/15/27	9,010	9,207,408

		$57,201,875

Consumer, Non-cyclical — 3.3%
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	$3,194	$3,269,858
Becton Dickinson and Co.:
2.404%, 6/5/20	1,667	1,668,900
2.836%, (3 mo. USD LIBOR + 0.875%), 12/29/20(2)	11,961	11,967,081
2.894%, 6/6/22	1,667	1,694,504
Centene Corp., 4.25%, 12/15/27(1)	2,443	2,517,756
Conagra Brands, Inc., 2.703%, (3 mo. USD LIBOR + 0.75%), 10/22/20(2)	935	935,096
Conservation Fund (The), 3.474%, 12/15/29	3,965	3,952,168
CVS Health Corp.:
2.625%, 8/15/24	1,508	1,521,232
3.00%, 8/15/26	8,284	8,454,349
4.30%, 3/25/28	7,696	8,404,998
CVS Pass-Through Trust, 6.036%, 12/10/28	1,697	1,895,586
Grupo Bimbo SAB de CV:
4.00%, 9/6/49(1)	2,200	2,059,167
4.50%, 1/25/22(1)	3,000	3,120,594
Kaiser Foundation Hospitals, 3.15%, 5/1/27(4)	4,091	4,272,290
Massachusetts Institute of Technology, 3.959%, 7/1/38	875	989,494
President and Fellows of Harvard College, 3.619%, 10/1/37	1,000	1,076,686

		$57,799,759

Energy — 1.0%
National Oilwell Varco, Inc., 3.60%, 12/1/29	$8,700	$8,729,139
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	3,260	3,323,081
5.00%, 1/31/28(1)	5,920	6,270,227

		$18,322,447

Financial — 18.0%
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	$3,899	$3,899,000
ANZ New Zealand International, Ltd., 2.20%, 7/17/20(1)	2,032	2,035,107
Bank Nederlandse Gemeenten NV, 2.125%, 12/14/20(1)	2,930	2,939,695

Security	Principal Amount (000’s omitted)	Value
Bank of America Corp.:
2.314%, (3 mo. USD LIBOR + 0.38%), 1/23/22(2)	$7,400	$7,409,857
2.456% to 10/22/24, 10/22/25(5)	9,093	9,151,445
3.146%, (3 mo. USD LIBOR + 1.18%), 10/21/22(2)	2,155	2,187,063
3.419% to 12/20/27, 12/20/28(5)	5,369	5,634,942
3.499% to 5/17/21, 5/17/22(5)	6,741	6,876,220
3.55% to 3/5/23, 3/5/24(5)	8,200	8,514,270
3.593% to 7/21/27, 7/21/28(5)	6,450	6,834,941
3.824% to 1/20/27, 1/20/28(5)	11,000	11,839,163
3.974% to 2/7/29, 2/7/30(5)	1,960	2,154,792
Bank of America NA, 3.335% to 1/25/22, 1/25/23(5)	11,436	11,756,832
Bank of Montreal, 2.05%, 11/1/22	11,317	11,361,757
Bank of Nova Scotia (The), 2.375%, 1/18/23	7,809	7,925,619
Capital One Financial Corp.:
2.386%, (3 mo. USD LIBOR + 0.45%), 10/30/20(2)	1,925	1,929,114
2.50%, 5/12/20	3,097	3,101,244
3.30%, 10/30/24	4,779	4,975,929
4.20%, 10/29/25	2,100	2,266,332
Capital One NA, 2.65%, 8/8/22	2,305	2,339,331
Citigroup, Inc.:
2.65%, 10/26/20	3,435	3,454,037
2.75%, 4/25/22	2,600	2,640,494
2.976% to 11/5/29, 11/5/30(5)	5,823	5,912,164
3.142% to 1/24/22, 1/24/23(5)	3,330	3,399,159
3.887% to 1/10/27, 1/10/28(5)	16,815	18,113,390
Citizens Bank NA:
2.25%, 3/2/20	1,950	1,950,193
2.55%, 5/13/21	1,400	1,410,805
Citizens Financial Group, Inc.:
2.375%, 7/28/21	1,475	1,482,247
4.15%, 9/28/22(1)	702	732,360
Commonwealth Bank of Australia:
2.50%, 9/18/22(1)	2,120	2,147,842
3.61% to 9/12/29, 9/12/34(1)(5)	2,947	2,963,835
Credit Acceptance Corp.:
5.125%, 12/31/24(1)	1,949	2,028,831
7.375%, 3/15/23	2,000	2,058,330
DDR Corp., 3.625%, 2/1/25	4,767	4,915,974
Digital Realty Trust, L.P.:
3.95%, 7/1/22	3,100	3,227,454
4.75%, 10/1/25	2,035	2,260,984
Discover Bank:
3.45%, 7/27/26	1,750	1,817,276
4.682% to 8/9/23, 8/9/28(5)	5,982	6,256,574
Discover Financial Services, 3.95%, 11/6/24	1,500	1,592,353
EPR Properties, 3.75%, 8/15/29	5,950	6,030,742
Goldman Sachs Group, Inc. (The):
2.905% to 7/24/22, 7/24/23(5)	3,656	3,722,300
2.908% to 6/5/22, 6/5/23(5)	7,700	7,827,729
International Finance Corp., 1.75%, 3/30/20	8,300	8,300,453

Security	Principal Amount (000’s omitted)	Value
JPMorgan Chase & Co.:
2.739% to 10/15/29, 10/15/30(5)	$4,603	$4,602,290
3.797% to 7/23/23, 7/23/24(5)	6,500	6,850,859
KKR Group Finance Co., VI, LLC, 3.75%, 7/1/29(1)(4)	7,840	8,355,113
Marsh & McLennan Cos., Inc., 3.161%, (3 mo. USD LIBOR + 1.20%), 12/29/21(2)	1,779	1,780,686
Morgan Stanley:
3.336%, (3 mo. USD LIBOR + 1.40%), 10/24/23(2)	2,190	2,238,322
4.00%, 7/23/25	5,700	6,167,872
4.875%, 11/1/22	2,075	2,223,680
National Australia Bank, Ltd., 3.625%, 6/20/23	2,650	2,784,917
Nationwide Building Society, 3.96% to 7/18/29, 7/18/30(1)(5)	3,845	4,129,938
PNC Bank NA, 2.70%, 11/1/22	5,000	5,095,291
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24	34,340	34,457,889
Regions Financial Corp., 2.75%, 8/14/22	1,198	1,219,449
SBA Tower Trust:
2.836%, 1/15/25(1)	11,455	11,581,461
2.877%, 7/15/46(1)	2,500	2,510,958
3.722%, 4/9/48(1)	4,150	4,242,456
Synovus Financial Corp., 3.125%, 11/1/22	1,267	1,282,932
Toronto-Dominion Bank (The), 1.85%, 9/11/20	8,794	8,793,890

		$317,696,182

Government — 2.3%
Asian Development Bank, 3.125%, 9/26/28	$5,500	$6,001,984
Inter-American Development Bank, 3.00%, 9/26/22	5,500	5,690,468
International Bank for Reconstruction & Development, 3.125%, 11/20/25	12,050	12,924,573
International Finance Corp., 2.00%, 10/24/22	16,490	16,626,128

		$41,243,153

Industrial — 3.1%
FedEx Corp., 4.55%, 4/1/46	$3,360	$3,451,781
Jabil, Inc.:
3.95%, 1/12/28	7,131	7,324,686
4.70%, 9/15/22	6,613	7,009,229
nVent Finance S.a.r.l., 4.55%, 4/15/28	10,846	11,254,878
Owens Corning, 3.95%, 8/15/29	11,816	12,306,685
SMBC Aviation Capital Finance DAC:
2.65%, 7/15/21(1)	2,040	2,054,358
3.00%, 7/15/22(1)	1,750	1,780,958
3.55%, 4/15/24(1)	3,200	3,323,515
Westinghouse Air Brake Technologies Corp.:
3.194%, (3 mo. USD LIBOR + 1.30%), 9/15/21(2)	4,566	4,566,716
4.95%, 9/15/28	1,818	2,000,392

		$55,073,198

Technology — 2.8%
Apple, Inc., 3.00%, 6/20/27	$6,686	$7,006,651
Broadridge Financial Solutions, Inc., 3.95%, 9/1/20	1,645	1,665,931
Dell International, LLC / EMC Corp., 4.42%, 6/15/21(1)	9,570	9,848,754
DXC Technology Co.:
4.25%, 4/15/24(4)	879	933,590
4.75%, 4/15/27	3,777	4,066,973

Security	Principal Amount (000’s omitted)	Value
Hewlett Packard Enterprise Co.:
2.567%, (3 mo. USD LIBOR + 0.68%), 3/12/21(2)	$3,026	$3,037,790
2.763%, (3 mo. USD LIBOR + 0.72%), 10/5/21(2)	3,449	3,449,474
Microsoft Corp.:
2.40%, 8/8/26	2,225	2,253,796
4.45%, 11/3/45	3,050	3,812,773
NXP BV / NXP Funding, LLC:
4.625%, 6/15/22(1)	2,565	2,703,883
4.625%, 6/1/23(1)	3,900	4,169,975
Seagate HDD Cayman:
4.875%, 3/1/24	2,145	2,286,734
5.75%, 12/1/34	550	576,636
Western Digital Corp., 4.75%, 2/15/26(4)	3,437	3,589,517

		$49,402,477

Utilities — 2.6%
American Water Capital Corp., 2.95%, 9/1/27	$3,590	$3,668,486
Avangrid, Inc.:
3.15%, 12/1/24	10,620	10,961,497
3.80%, 6/1/29	7,100	7,530,488
Consolidated Edison Co. of New York, Inc., 4.45%, 6/15/20	1,675	1,694,336
Enel Finance International NV, 2.65%, 9/10/24(1)	7,485	7,511,633
MidAmerican Energy Co.:
3.15%, 4/15/50	2,990	2,951,387
4.25%, 7/15/49	4,815	5,769,445
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	2,950	3,074,151
Public Service Co. of Colorado, 3.70%, 6/15/28	2,581	2,811,867

		$45,973,290

Total Corporate Bonds (identified cost $681,766,545)		$704,905,332

Floating Rate Loans(6) — 2.4%

Security	Principal Amount (000’s omitted)	Value
Building and Development — 0.2%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 5.049%, (1 mo. USD LIBOR + 3.25%), 8/21/25	$2,617	$2,630,368

Cable and Satellite Television — 0.1%
Ziggo Secured Finance Partnership, Term Loan, 4.24%, (1 mo. USD LIBOR + 2.50%), 4/15/25	$2,110	$2,114,836

Cosmetics/Toiletries — 0.0%(7)
Prestige Brands, Inc., Term Loan, 3.799%, (1 mo. USD LIBOR + 2.00%), 1/26/24	$568	$572,441

Security	Principal Amount (000’s omitted)	Value
Drugs — 0.2%
Jaguar Holding Company II, Term Loan, 4.299%, (1 mo. USD LIBOR + 2.50%), 8/18/22	$3,908	$3,933,895

Electronics/Electrical — 1.0%
Epicor Software Corporation, Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), 6/1/22	$5,665	$5,711,199
Go Daddy Operating Company, LLC, Term Loan, 3.549%, (1 mo. USD LIBOR + 1.75%), 2/15/24	574	577,995
Hyland Software, Inc., Term Loan, 5.299%, (1 mo. USD LIBOR + 3.50%), 7/1/24	5,356	5,407,213
Infor (US), Inc., Term Loan, 4.695%, (3 mo. USD LIBOR + 2.75%), 2/1/22	3,900	3,922,006
MA FinanceCo., LLC, Term Loan, 4.299%, (1 mo. USD LIBOR + 2.50%), 6/21/24	164	164,448
Seattle Spinco, Inc., Term Loan, 4.299%, (1 mo. USD LIBOR + 2.50%), 6/21/24	1,106	1,110,559
SolarWinds Holdings, Inc., Term Loan, 4.549%, (1 mo. USD LIBOR + 2.75%), 2/5/24	911	918,865

		$17,812,285

Equipment Leasing — 0.1%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 3.515%, (1 mo. USD LIBOR + 1.75%), 1/15/25	$2,397	$2,415,020

Financial — 0.0%(7)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10(8)(9)(10)	$482	$7,598

Health Care — 0.1%
Change Healthcare Holdings, LLC, Term Loan, 4.299%, (1 mo. USD LIBOR + 2.50%), 3/1/24	$1,766	$1,774,608

Industrial Equipment — 0.0%(7)
Rexnord, LLC, Term Loan, 3.535%, (1 mo. USD LIBOR + 1.75%), 8/21/24	$484	$487,402

Insurance — 0.3%
Asurion, LLC, Term Loan, 11/3/23(11)	$4,180	$4,210,915

Leisure Goods/Activities/Movies — 0.1%
Bombardier Recreational Products, Inc., Term Loan, 3.799%, (1 mo. USD LIBOR + 2.00%), 5/23/25	$800	$803,968

Lodging and Casinos — 0.0%(7)
ESH Hospitality, Inc., Term Loan, 3.799%, (1 mo. USD LIBOR + 2.00%), 9/18/26	$476	$480,127

Telecommunications — 0.3%
CenturyLink, Inc., Term Loan, 1/31/25(11)	$2,630	$2,643,881
Level 3 Financing, Inc., Term Loan, 3.549%, (1 mo. USD LIBOR + 1.75%), 3/1/27	811	815,748
Sprint Communications, Inc., Term Loan, 4.313%, (1 mo. USD LIBOR + 2.50%), 2/2/24	1,861	1,849,064

		$5,308,693

Total Floating Rate Loans (identified cost $42,696,479)		$42,552,156

High Social Impact Investments — 0.4%

Security	Principal Amount (000’s omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(8)(12)	$5,292	$5,195,572
ImpactAssets Inc., Global Sustainable Agriculture Notes, 3.39%, 11/3/20(8)(13)	490	488,790
ImpactAssets Inc., Microfinance Plus Notes, 1.98%, 11/3/20(8)(13)	631	621,478

Total High Social Impact Investments (identified cost $6,412,992)		$6,305,840

Sovereign Government Bonds — 2.6%

Security	Principal Amount (000’s omitted)	Value
Export Development Canada, 1.625%, 6/1/20	$16,885	$16,879,479
Kreditanstalt fuer Wiederaufbau, 2.00%, 11/30/21	25,450	25,617,637
Nacional Financiera SNC, 3.375%, 11/5/20(1)	3,450	3,475,349

Total Sovereign Government Bonds (identified cost $45,933,583)		$45,972,465

Taxable Municipal Obligations — 3.8%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 0.8%
Commonwealth of Massachusetts, 5.456%, 12/1/39(14)	$750	$974,543
Los Angeles Unified School District, CA, 5.75%, 7/1/34(14)	3,750	4,806,937
Massachusetts, Green Bonds, 3.277%, 6/1/46	3,975	4,034,188
New York City, NY, 5.206%, 10/1/31(14)	1,030	1,221,044
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	3,085	3,340,037

		$14,376,749

Special Tax Revenue — 1.8%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.361%, 6/1/26	$5,565	$5,570,343
2.484%, 6/1/27	3,980	3,985,333
2.534%, 6/1/28	4,980	4,966,504
2.584%, 6/1/29	2,715	2,695,316
2.984%, 6/1/33	3,060	3,038,856
3.034%, 6/1/34	2,195	2,178,757
Connecticut, Special Tax Revenue, 5.459%, 11/1/30(14)	3,800	4,515,388
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36(14)	3,540	4,401,459

		$31,351,956

Water and Sewer — 1.2%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$1,170	$1,541,206
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39(15)	19,705	19,678,989

		$21,220,195

Total Taxable Municipal Obligations (identified cost $65,154,666)		$66,948,900

U.S. Government Agencies and Instrumentalities — 1.1%

Security	Principal Amount (000’s omitted)	Value
Overseas Private Investment Corp.:
2.36%, 10/15/29	$1,500	$1,506,151
3.22%, 9/15/29	2,654	2,778,961
3.52%, 9/20/32	5,931	6,361,422
U.S. Department of Housing and Urban Development:
2.547%, 8/1/22	1,558	1,591,881
2.618%, 8/1/23	778	801,355
2.668%, 8/1/24	2,726	2,825,986
2.738%, 8/1/25	2,726	2,853,530

Total U.S. Government Agencies and Instrumentalities (identified cost $17,872,585)		$18,719,286

U.S. Government Agency Mortgage-Backed Securities — 8.3%

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association:
2.65%, 6/1/26	$2,820	$2,880,687
2.68%, 7/1/26	3,000	3,076,201
4.00%, 3/1/48	9,811	10,284,639
30-Year, 3.00%, TBA(16)	84,485	85,686,888
30-Year, 3.50%, TBA(16)	16,750	17,233,511
30-Year, 4.00%, TBA(16)	26,780	27,873,986

Total U.S. Government Agency Mortgage-Backed Securities (identified cost $146,840,507)		$147,035,912

U.S. Treasury Obligations — 11.0%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bonds:
2.25%, 8/15/49	$17,265	$16,733,870
2.875%, 5/15/49	9,180	10,109,903
U.S. Treasury Inflation-Protected Notes:
0.625%, 4/15/23(17)	8,547	8,680,045
0.75%, 7/15/28(17)	58,408	61,465,068
U.S. Treasury Notes:
1.75%, 5/31/22	17,270	17,334,228
1.75%, 6/30/22	17,140	17,207,040
1.875%, 2/28/22	10,800	10,864,731
1.875%, 3/31/22	17,175	17,281,599
2.25%, 4/15/22	17,025	17,271,940
2.375%, 11/15/49	16,850	16,778,863

Total U.S. Treasury Obligations (identified cost $192,795,690)		$193,727,287

Short-Term Investments — 2.0%

Commercial Paper — 1.1%

Security	Principal Amount (000’s omitted)	Value
Jabil, Inc., 2.27%, 2/6/20(1)(18)	$17,145	$17,099,925
Smithfield Foods, Inc., 2.175%, 1/21/20(1)(18)	3,000	2,995,924

Total Commercial Paper (identified cost $20,103,017)		$20,095,849

Securities Lending Collateral — 0.9%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(19)	15,240,325	$15,240,325

Total Securities Lending Collateral (identified cost $15,240,325)		$15,240,325

Total Short-Term Investments (identified cost $35,343,342)		$35,336,174

Total Investments — 106.4% (identified cost $1,843,505,064)		$1,876,184,825

Other Assets, less Liabilities — (6.4%)		$(112,732,889)

Net Assets — 100.0%		$1,763,451,936

The percentage shown for each investment category in the Schedule of Investments is based on net assets.

Notes to Schedule of Investments

(1)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $564,649,651, which represents 32.0% of the net assets of the Fund as of December 31, 2019.

(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2019.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2019.

(4)

All or a portion of this security was on loan at December 31, 2019. The aggregate market value of securities on loan at December 31, 2019 was $15,636,690 and the total market value of the collateral received by the Fund was $16,192,975, comprised of cash of $15,240,325 and U.S. government and/or agencies securities of $952,650.

(5)	Security converts to variable rate after the indicated fixed-rate coupon period.

(6)

Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a spread above the London Interbank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at December 31, 2019. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a floating rate loan.

(7)	Amount is less than 0.05%.

(8)	Restricted security. Total market value of restricted securities amounts to $6,313,438, which represents 0.4% of the net assets of the Fund as of December 31, 2019.

(9)	Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(10)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(11)	This Senior Loan will settle after December 31, 2019, at which time the interest rate will be determined.

(12)	Affiliated company.

(13)

Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2019.

(14)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(15)	When-issued security.

(16)

TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date are determined upon settlement when the specific mortgage pools are assigned.

(17)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(18)

Security is exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At December 31, 2019, the aggregate value of these securities is $20,095,849, representing 1.1% of the Fund’s net assets.

(19)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	419	Long	3/31/20	$90,294,500	$18,565
U.S. Ultra-Long Treasury Bond	453	Long	3/20/20	82,290,281	(2,678,679)
U.S. 5-Year Treasury Note	(81)	Short	3/31/20	(9,607,359)	35,298
U.S. Long Treasury Bond	(102)	Short	3/20/20	(15,902,438)	87,802
U.S. Ultra 10-Year Treasury Note	(709)	Short	3/20/20	(99,758,516)	1,091,820

					$(1,445,194)

Restricted Securities

Description	Acquisition Dates	Cost
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	$481,681
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20	12/13/19	5,291,992
ImpactAssets Inc., Global Sustainable Agriculture Notes, 3.39%, 11/3/20	11/13/15	490,000
ImpactAssets Inc., Microfinance Plus Notes, 1.98%, 11/3/20	11/13/15	631,000

Abbreviations:

LIBOR	-	London Interbank Offered Rate

TBA	-	To Be Announced

Currency Abbreviations:

USD	-	United States Dollar

At December 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

During the fiscal year to date ended December 31, 2019, the Fund used futures contracts to hedge interest rate risk and to manage duration.

At December 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $1,233,485 and $2,678,679, respectively.

At December 31, 2019, the value of the Fund’s investment in Calvert Impact Capital, Inc. (the Notes) was $5,195,572, which represents 0.3% of the Fund’s net assets. Transactions in the Notes by the Fund for the fiscal year to date ended December 31, 2019 were as follows:

Name of Issuer	Value, beginning of period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value, end of period	Interest Income	Capital Gain Distributions Received	Principal Amount, end of period
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$5,060,480	$—	$(5,087,392)	$—	$26,912	$—	$14,838	$—	$—
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	—	5,291,992	—	—	(96,420)	5,195,572	2,205	—	5,291,992

Totals				$—	$(69,508)	$5,195,572	$17,043	$—

(1)	Restricted security.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the market value of the Fund’s holdings as of December 31, 2019, based on the inputs used to value them:

Asset Description	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$—	$331,710,436	$—	$331,710,436
Collateralized Mortgage-Backed Obligations	—	217,887,234	—	217,887,234
Commercial Mortgage-Backed Securities	—	65,083,803	—	65,083,803
Corporate Bonds	—	704,905,332	—	704,905,332
Floating Rate Loans	—	42,544,558	7,598	42,552,156
High Social Impact Investments	—	6,305,840	—	6,305,840
Sovereign Government Bonds	—	45,972,465	—	45,972,465
Taxable Municipal Obligations	—	66,948,900	—	66,948,900
U.S. Government Agencies and Instrumentalities	—	18,719,286	—	18,719,286
U.S. Government Agency Mortgage-Backed Securities	—	147,035,912	—	147,035,912
U.S. Treasury Obligations	—	193,727,287	—	193,727,287
Short-Term Investments -
Commercial Paper	—	20,095,849	—	20,095,849
Securities Lending Collateral	15,240,325	—	—	15,240,325
Total Investments	$15,240,325	$1,860,936,902	$7,598	$1,876,184,825
Futures Contracts	$1,233,485	$—	$—	$1,233,485
Total	$16,473,810	$1,860,936,902	$7,598	$1,877,418,310

Liability Description
Futures Contracts	$(2,678,679)	$—	$—	$(2,678,679)
Total	$(2,678,679)	$—	$—	$(2,678,679)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2019 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.